Significant Accounting Policies	6 Months Ended
Jan. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Significant Accounting Policies

3. Significant Accounting Policies

The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of the audited consolidated financial statements as of July 31, 2021. The accompanying condensed interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended July 31, 2021.